Consolidated Statement of Changes in Shareholders’ Equity (Deficit) - USD ($)	Share Capital	Share Premium	Reserve	Accumulated Deficit	Accumulated Other comprehensive Income (loss)	Total
Balance at Dec. 31, 2018	$ 64,265	$ 41,846	$ 2,198,084	$ (3,410,910)		$ (1,106,715)
Balance (in Shares) at Dec. 31, 2018	5,607,243
Debt conversion feature			91,308			91,308
Net loss				(957,055)		(957,055)
Currency translation					22,166	22,166
Balance at Dec. 31, 2019	$ 64,265	41,846	2,289,392	(4,367,965)	22,166	(1,950,296)
Balance (in Shares) at Dec. 31, 2019	5,607,243
Debt conversion feature			20,292			20,292
Net loss				(586,895)		(586,895)
Currency translation					(224,656)	(224,656)
Balance at Dec. 31, 2020	$ 64,265	41,846	2,309,684	(4,954,860)	(202,490)	(2,741,555)
Balance (in Shares) at Dec. 31, 2020	5,607,243
Issue of ordinary shares for conversion of debt	$ 4,784	3,115	507,973			515,872
Issue of ordinary shares for conversion of debt (in Shares)	392,757
Recapitalization transaction	$ 45,380	3,154,315	16,954			3,216,649
Recapitalization transaction (in Shares)	3,710,001
Sale of ordinary shares and warrants	$ 26,646	9,927,217	471,297			10,425,160
Sale of ordinary shares and warrants (in Shares)	2,300,000
Stock options granted			6,430,158			6,430,158
Net loss				(11,690,098)		(11,690,098)
Currency translation					204,969	204,969
Balance at Dec. 31, 2021	$ 141,075	$ 13,126,493	$ 9,736,066	$ (16,644,958)	$ 2,479	$ 6,361,155
Balance (in Shares) at Dec. 31, 2021	12,010,001